COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

24.COMMITMENTS AND CONTINGENCIES

(a)	COMMITMENTS

The Company has issued purchase orders for construction, equipment purchases, materials and supplies, and other services at Camino Rojo. At December 31, 2023, these outstanding purchase orders and contracts totaled approximately $3.7 million (December 31, 2022 – $2.0 million), which we expect will be filled within the next 12 months.

The Company is committed to making severance payments totaling approximately $7.4 million (December 31, 2022 – $3.7 million) to certain officers and management in the event of a change in control. As the likelihood of these events occurring is not determinable, this amount is not reflected in these consolidated financial statements.

(b)	DISCRETIONARY MINERAL PROPERTY-RELATED COMMITMENTS

As is customary in mineral exploration, some of the mineral properties held by the Company as exploration and evaluation assets have annual minimum work commitments and lease payments required to maintain these properties in good standing pursuant to their underlying agreements.

(c)CONTINGENCIES

An ecological tax implemented by the state legislature of Zacatecas could have a significant impact on the economics of the Camino Rojo Project. This tax is applied to cubic metres of material extracted during mining, square metres of material impacted by dangerous substances, tonnes of carbon dioxide produced during mining processes, and tonnes of waste stored in landfills. The Company has received assessments in respect of this tax; however, the Company’s view is that the sections of the law pursuant to which these assessments have been issued do not apply to the Company at this time and, accordingly, we have filed the appropriate appeals. We expect this matter will be resolved by judicial process. As the outcome of these events is not determinable, no amounts have been accrued in respect of this tax.

We may, from time to time, be a party to legal proceedings, which arise in the ordinary course of our business. We are not aware of any pending or threatened litigation that, if resolved against us, would have a material effect on our consolidated financial position, results of operations or cash flows.